Fully-Benefit Responsive Investment Contracts (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
EBP, Fully Benefit-Responsive Investment Contract	The following represents the contract value of investment contracts held by the Plan:

	December 31, 2025	December 31, 2024
Synthetic guaranteed investment contracts	$311,054,757	$320,479,611